FINANCIAL INSTRUMENTS (Balance of Derivative Instruments and Impact on Accumulated Other Comprehensive Income)(Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
FINANCIAL INSTRUMENTS [Abstract]
Balance at December 31, 2013	$ 541
Amount of loss recognized in OCI	(1,844)
Amount of loss reclassified from OCI to income	126
Balance at December 31, 2014	$ (1,177)